Share-based compensation - Share options plans assumptions (Details) - Share option plans - CHF (SFr)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based compensation
Weighted average fair value of share options granted	SFr 0.72	SFr 0.45	SFr 0.68
Weighted average share price per share at the grant date	SFr 1.58	SFr 1.16	SFr 1.93
Weighted average strike price per share	SFr 1.46	SFr 1.16	SFr 1.92
Weighted average volatility	47.07%	40.24%	36.45%
Weighted average annual risk free rate / annual risk-free rate	0.44%	0.13%	0.13%